BORROWINGS - Components (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Short term borrowings:
Bank loans	$ 4,235,673	$ 10,768,745
Current portion of long term borrowings	4,161,549	2,850,128
Total current borrowings	8,397,222	13,618,873
Long term borrowings:
Bank loans	13,540,034	14,146,541
Total non current borrowings	13,540,034	14,146,541
Total borrowings	$ 21,937,256	$ 27,765,414